Capital transactions (Details) (Stock Options, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, number of options	10,851	10,851	10,851
Outstanding options, average remaining contract life	2 years 22 days
Outstanding options, average exercise price	$ 86.79
Exercisable options, number of options	10,851
Exercisable options, average remaining contractual life	2 years 22 days
Exercisable options, average exercise price	$ 86.79